Financial Risk Management - Summary of Impact on Earnings After Tax and Equity (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	$ (1,612)	$ (2,566)
Cash flow sensitivity for variable-rate instruments	854	363
Senior Secured Notes [member]
Schedule of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(1,340)
Cash and cash equivalent [member]
Schedule of Interest Rate Sensitivity Analysis [Line Items]
Cash flow sensitivity for variable-rate instruments	645	171
Reclamation deposits [member]
Schedule of Interest Rate Sensitivity Analysis [Line Items]
Cash flow sensitivity for variable-rate instruments	209	192
Capital leases [member]
Schedule of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(176)	(200)
Secured equipment loans [member]
Schedule of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	$ (96)	(160)
Senior Notes 1 [member]
Schedule of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments		(1,960)
Senior secured credit facility [member]
Schedule of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments		$ (246)